Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Current assets:
Cash	$ 2,180,329	$ 4,667,410
Inventory	346,647	0
Prepaid expenses and other current assets	362,705	151,794
Total current assets	2,889,681	4,819,204
Long-term assets:
Property and equipment, net	9,023	17,261
Other assets	3,500	3,500
Total long-term assets	12,523	20,761
Total assets	2,902,204	4,839,965
Current liabilities:
Accounts payable	533,555	160,946
Accrued expenses and other liabilities	180,256	127,439
Total current liabilities	713,811	288,385
Long-term liabilities:
Long-term derivative liability	2,995,690	3,191,752
Total long-term liabilities	2,995,690	3,191,752
Total liabilities	3,709,501	3,480,137
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.001 par value, 300,000,000 shares authorized, 173,577,233 and 164,397,013 shares issued and outstanding as of September 30, 2019 and September 30, 2018, respectively	172,612	159,815
Additional paid-in capital	37,885,151	35,517,491
Accumulated deficit	(38,865,060)	(34,317,478)
Total stockholders' equity (deficit)	(807,297)	1,359,828
Total liabilities and stockholders' equity (deficit)	$ 2,902,204	$ 4,839,965